Discontinued operation and Assets held for sale, Digital Safe business - Net Assets Classified as Held for Sale (Details) - USD ($) $ in Millions	Nov. 03, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Net Assets disposed and Profit disposal on business [Abstract]
Cash consideration	$ 375.0
Non-current assets [Abstract]
Goodwill		$ 3,725.5	$ 3,835.4	$ 6,671.3
Other Intangible assets (including purchased software)		4,331.2	5,383.0	5,942.3
Property, plant and equipment (including right-of-use assets)		75.4	93.7
Other non-current assets		42.2	31.8
Total non-current assets		8,439.5	9,605.0
Current assets [Abstract]
Trade and other current receivables		886.3	731.4
Total current assets		1,907.1	1,541.8
Total assets		10,346.6	11,146.8	14,294.8
Current liabilities [Abstract]
Trade and other payables		513.0	503.5
Lease obligations		74.9	82.2
Contract liabilities		984.6	981.4	1,045.9
Other current liabilities		0.2	0.0
Total current liabilities		1,860.9	1,788.3
Non-current liabilities [Abstract]
Deferred tax liabilities		599.1	841.1
Lease obligations		119.6	168.2
Contract liabilities		131.8	117.2
Other non-current liabilities		31.3	39.9
Total non-current liabilities		5,664.7	6,143.4
Total liabilities		7,525.6	7,931.7	$ 8,018.5
Net assets		2,821.0	$ 3,215.1
Digital Safe [Member] | Assets and Liabilities Classified as Held for Sale [Member]
Non-current assets [Abstract]
Goodwill		147.2
Other Intangible assets (including purchased software)		182.1
Property, plant and equipment (including right-of-use assets)		11.5
Other non-current assets		0.1
Total non-current assets		340.9
Current assets [Abstract]
Trade and other current receivables		24.6
Other current assets		4.8
Total current assets		29.4
Total assets		370.3
Current liabilities [Abstract]
Trade and other payables		1.8
Lease obligations		3.1
Contract liabilities		4.8
Other current liabilities		3.0
Total current liabilities		12.7
Non-current liabilities [Abstract]
Deferred tax liabilities		45.5
Lease obligations		8.3
Contract liabilities		0.5
Other non-current liabilities		1.4
Total non-current liabilities		55.7
Total liabilities		68.4
Net assets		$ 301.9